Ford Credit Auto Owner Trust 2018-B
Monthly Investor Report

Collection Period	October 2019
Payment Date	11/15/2019
Transaction Month	13
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-225949 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,161,498,793.26	40,936		58.4 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$205,000,000.00	2.503080%		November 15, 2019
Class A-2a Notes	$275,000,000.00	2.96%		September 15, 2021
Class A-2b Notes	$100,000,000.00	2.03350%	*	September 15, 2021
Class A-3 Notes	$317,000,000.00	3.24%		April 15, 2023
Class A-4 Notes	$102,980,000.00	3.38%		March 15, 2024
Class B Notes	$31,580,000.00	3.53%		May 15, 2024
Class C Notes	$21,050,000.00	3.68%		April 15, 2025
Total	$1,052,610,000.00
		* One-month LIBOR + 0.12%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$2,095,845.39

Principal:
Principal Collections	$18,207,104.84
Prepayments in Full	$9,018,375.88
Liquidation Proceeds	$297,081.69
Recoveries	$90,137.58
Sub Total	$27,612,699.99
Collections	$29,708,545.38

Purchase Amounts:
Purchase Amounts Related to Principal	$142,962.16
Purchase Amounts Related to Interest	$899.08
Sub Total	$143,861.24

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$29,852,406.62

Ford Credit Auto Owner Trust 2018-B
Monthly Investor Report

Collection Period	October 2019
Payment Date	11/15/2019
Transaction Month	13
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$29,852,406.62
Servicing Fee	$646,103.67	$646,103.67	$0.00	$0.00	$29,206,302.95
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$29,206,302.95
Interest - Class A-2a Notes	$364,393.98	$364,393.98	$0.00	$0.00	$28,841,908.97
Interest - Class A-2b Notes	$94,065.73	$94,065.73	$0.00	$0.00	$28,747,843.24
Interest - Class A-3 Notes	$855,900.00	$855,900.00	$0.00	$0.00	$27,891,943.24
Interest - Class A-4 Notes	$290,060.33	$290,060.33	$0.00	$0.00	$27,601,882.91
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$27,601,882.91
Interest - Class B Notes	$92,897.83	$92,897.83	$0.00	$0.00	$27,508,985.08
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$27,508,985.08
Interest - Class C Notes	$64,553.33	$64,553.33	$0.00	$0.00	$27,444,431.75
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$27,444,431.75
Regular Principal Payment	$25,058,915.42	$25,058,915.42	$0.00	$0.00	$2,385,516.33
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$2,385,516.33
Residual Released to Depositor	$0.00	$2,385,516.33	$0.00	$0.00	$0.00
Total		$29,852,406.62

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$25,058,915.42
Total					$25,058,915.42
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$18,376,537.98	$66.82	$364,393.98	$1.33	$18,740,931.96	$68.15
Class A-2b Notes	$6,682,377.44	$66.82	$94,065.73	$0.94	$6,776,443.17	$67.76
Class A-3 Notes	$0.00	$0.00	$855,900.00	$2.70	$855,900.00	$2.70
Class A-4 Notes	$0.00	$0.00	$290,060.33	$2.82	$290,060.33	$2.82
Class B Notes	$0.00	$0.00	$92,897.83	$2.94	$92,897.83	$2.94
Class C Notes	$0.00	$0.00	$64,553.33	$3.07	$64,553.33	$3.07
Total	$25,058,915.42	$23.81	$1,761,871.20	$1.67	$26,820,786.62	$25.48

Ford Credit Auto Owner Trust 2018-B
Monthly Investor Report

Collection Period	October 2019
Payment Date	11/15/2019
Transaction Month	13

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$147,727,290.33	0.5371901	$129,350,752.35	0.4703664
Class A-2b Notes	$53,719,014.66	0.5371901	$47,036,637.22	0.4703664
Class A-3 Notes	$317,000,000.00	1.0000000	$317,000,000.00	1.0000000
Class A-4 Notes	$102,980,000.00	1.0000000	$102,980,000.00	1.0000000
Class B Notes	$31,580,000.00	1.0000000	$31,580,000.00	1.0000000
Class C Notes	$21,050,000.00	1.0000000	$21,050,000.00	1.0000000
Total	$674,056,304.99	0.6403666	$648,997,389.57	0.6165602

Pool Information
Weighted Average APR	3.216%	3.199%
Weighted Average Remaining Term	48.04	47.18
Number of Receivables Outstanding	32,722	32,154
Pool Balance	$775,324,409.60	$747,061,821.88
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$704,107,323.44	$678,624,469.21
Pool Factor	0.6675206	0.6431878

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$2,631,593.19
Yield Supplement Overcollateralization Amount	$68,437,352.67
Targeted Overcollateralization Amount	$98,064,432.31
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$98,064,432.31

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$2,631,593.19
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$2,631,593.19
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$2,631,593.19

Ford Credit Auto Owner Trust 2018-B
Monthly Investor Report

Collection Period	October 2019
Payment Date	11/15/2019
Transaction Month	13
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		66	$597,063.15
(Recoveries)		33	$90,137.58
Net Loss for Current Collection Period			$506,925.57
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.7846%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.5987%
Second Prior Collection Period			0.4952%
Prior Collection Period			0.4409%
Current Collection Period			0.7992%
Four Month Average (Current and Prior Three Collection Periods)			0.5835%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		844	$3,882,351.72
(Cumulative Recoveries)			$364,414.60
Cumulative Net Loss for All Collection Periods			$3,517,937.12
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.3029%

Average Realized Loss for Receivables that have experienced a Realized Loss			$4,599.94
Average Net Loss for Receivables that have experienced a Realized Loss			$4,168.17

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.87%	249	$6,485,635.23
61-90 Days Delinquent	0.12%	32	$871,986.29
91-120 Days Delinquent	0.01%	3	$103,812.68
Over 120 Days Delinquent	0.01%	3	$73,731.75
Total Delinquent Receivables	1.01%	287	$7,535,165.95

Repossession Inventory:
Repossessed in the Current Collection Period		32	$873,108.10
Total Repossessed Inventory		44	$1,188,490.26

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.0932%
Prior Collection Period			0.1070%
Current Collection Period			0.1182%
Three Month Average			0.1061%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.60%
25-36	2.90%
37+	4.40%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.1405%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2018-B
Monthly Investor Report

Collection Period	October 2019
Payment Date	11/15/2019
Transaction Month	13

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2019

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer